Investments in Associates and Joint Ventures - Roll forward (Details) - MXN ($) $ in Thousands			12 Months Ended
	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Associate and Joint Ventures [Line Items]
At January 1		$ 9,762,432	$ 9,762,432	$ 10,546,728
Impairment loss in investment in shares of UHI			(5,455,356)
Share of loss income of associates and joint ventures, net			(284,312)	581,023
Foreign currency translation adjustments			1,360,735	(337,742)
Other			7,478	(146,319)
At December 31			22,813,531	9,762,432	$ 10,546,728
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1		567,165	567,165
Long-term loans granted to GTAC, net			132,926	172,223
Payment of principal and interest			(246,046)	(200,895)
At December 31			514,731	567,165
UHI
Disclosure of Associate and Joint Ventures [Line Items]
At January 1		8,189,662	8,189,662
Impairment loss in investment in shares of UHI	$ (5,455,356)		(5,455,356)
Exercise of warrants for UHI shares			17,387,699
Share of income in OCEN for 2019			1,030	(477,838)	$ (189,302)
At December 31			21,424,180	8,189,662
OCEN and subsidiaries
Disclosure of Associate and Joint Ventures [Line Items]
At January 1		693,970	693,970
Dividends from OCEN				(772,400)
Capital stock reduction				(80,186)
Share of income in OCEN for 2019		$ 147,975	147,975
At December 31			$ 556,251	$ 693,970